INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Income Taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 21.0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest [Abstract]
United States	(29.9)	$ 212.2	$ 304.3
Foreign	(240.8)	(16.5)	(25.7)
Income (loss) from continuing operations before income taxes	(270.7)	195.7	278.6
Income (Loss) before Income Taxes from Continuing and Discontinued Operations	(242.0)	231.1	365.0
Current:
Federal	31.5	49.2	1.6
State	6.2	3.1	7.6
Foreign	38.2	15.6	30.6
Current income tax provision (benefit)	75.9	67.9	39.8
Deferred:
Federal	(27.0)	(3.7)	9.9
State	(1.4)	0.0	(0.7)
Foreign	(124.9)	3.3	(22.4)
Deferred income tax (benefit) provision	(153.3)	(0.4)	(13.2)
Total provision for (benefit from) income taxes	(77.4)	67.5	26.6
Total (benefit from) provision for income taxes including discontinued operations	(66.5)	82.1	$ 45.5
Deferred tax assets and liabilities
Valuation allowance for deferred tax assets, increase in period	(66.5)	(28.9)
Continuing Operations
Deferred tax assets and liabilities
Property, plant and equipment	(16.8)	(36.4)
Intangibles	(7.3)	(27.6)
Inventories	18.1	21.5
Accrued warranties and product liability	15.1	13.6
Loss carry forwards	214.3	215.8
Retirement plans	32.5	32.2
Accrued compensation and benefits	40.1	38.4
Investments	2.3	1.0
Currency translation adjustments	(0.6)	(0.3)
Credits	11.9	1.7
Other	20.8	31.3
Deferred tax assets valuation allowance	(148.6)	(215.1)
Net deferred tax assets	181.8	76.1
Deferred tax assets before valuation allowances	331.3
Deferred tax liabilities	0.9
Discontinued Operations
Disclosure Income Taxes
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	2.0
Deferred tax assets and liabilities
Net deferred tax assets	19.7	2.9
Deferred tax liabilities	$ 3.7	$ 17.1